SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details) - $ / shares		3 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 7.75	$ 7.75	$ 5.38
Award Issuance Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date		Apr. 24, 2013
Outstanding and exercisable		135,537
Exercise price		$ 3.49
Exercisable through		Jul. 02, 2016
Award Issuance Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date		Apr. 24, 2013
Outstanding and exercisable	[1]	175,448
Exercise price		$ 3.49
Exercisable through		May 05, 2016

[1]	On February 29, 2016, the Company received $417 from exercise of 119,474 warrants to 119,474 Company's Ordinary Shares, as of March 31, 2016 the 119,474 Company's Ordinary Shares have not been issued and the $417 recorded as a receipts on account of shares. Subsequent to the Balance Sheet date, the 119,474 Company's Ordinary Shares were issued and additional 55,974 warrants were exercised to 55,974 Company's Ordinary Shares for additional total consideration of $195.